Organization and Business of Companies (Details)	12 Months Ended
Dec. 31, 2015
Foxhill Group Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Foxhill Group Limited ( Foxhill )	[1]
Date of Incorporation	Feb. 15, 2007	[1]
Kasino Fortune Investments Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Kasino Fortune Investments Limited ( Kasino Fortune )
Date of Incorporation	Feb. 16, 2007
Well Mount International Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Well Mount International Limited ( Well Mount )	[1]
Date of Incorporation	Nov. 01, 2007	[1]
Link Bond International Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Link Bond International Limited ( Link Bond )	[1]
Date of Incorporation	Nov. 01, 2007	[1]
Billion Boom International Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Billion Boom International Limited ( Billion Boom )
Date of Incorporation	Nov. 01, 2007
Super Number Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Super Number Limited ( Super Number )
Date of Incorporation	Apr. 11, 2011
Jubilee Dynasty Ltd [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Jubilee Dynasty Ltd. ( Jubilee Dynasty )
Date of Incorporation	May 18, 2012
Frontier Champion Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Frontier Champion Limited ( Frontier )
Date of Incorporation	May 28, 2013
Robust South Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Robust South Limited ("Robust")	[2]
Date of Incorporation	Feb. 12, 2015	[2]
Yuwang Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Yuwang Limited ("Yuwang")
Date of Incorporation	Mar. 11, 2015
Sino Hero Enterprises Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Sino Hero Enterprises Limited ("Sino Hero")
Date of Incorporation	Mar. 16, 2015
Bliss Time Enterprises Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Bliss Time Enterprises Limited ("Bliss")	[2]
Date of Incorporation	Mar. 30, 2015	[2]
Brave Ring Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Brave Ring Limited ("Brave")	[2]
Date of Incorporation	Mar. 30, 2015	[2]
Yong Kang Holdings Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Yong Kang Holdings Limited ("Yong")	[2]
Date of Incorporation	Apr. 21, 2015	[2]
Prospect Jade Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Prospect Jade Limited ("Prospect")	[2]
Date of Incorporation	Apr. 22, 2015	[2]

[1]	The subsidiary had been inactive and the subsidiary was dissolved in November 2015. Each of these subsidiaries had nominal activity, primarily consisting of organizational and administrative expenses. The dissolution of the subsidiaries did not have a significant impact on the consolidated financial statements.
[2]	The subsidiary is currently inactive.